Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

December 15, 2016
Securities and Exchange Commission
Insured Investments Office
100 F Street, NE
Washington, DC    20549-46449
Re:       Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Initial Filing, Form N-4
Registration Statement No. 333-
Dear Sir/Madam:
Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 462 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of the initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage, File No. 333-185866). The updated version includes an additional crediting method, the Index Precision Strategy, and replaces the product fee with an M&E charge, for allocations to the variable options. The separate account is already registered under the 1940 Act (File No. 811-05618). The prospectus is also being filed on Form S-1 to register the index option component of the product.
For the convenience of the staff in reviewing the Initial Registration Statement, a redline copy of the prospectus showing changes from the current version of the Index Advantage variable annuity is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg